CAPITAL STOCK (Details Textuals 4) (Securities Purchase Agreement, USD $)	12 Months Ended	1 Months Ended
	Sep. 30, 2013 Agreement	Nov. 29, 2012 Crede CG II, Ltd	Jul. 19, 2013 Crede CG III, Ltd.
Stockholders' Equity Note [Line Items]
Sale of common stock	$ 15,000,000	$ 7,500,000	$ 7,500,000
Number of financing agreement	2
Net proceeds from issuance of stock	14,635,000
Payment for investment fees	$ 365,000